Average Annual Total Returns - Small Cap Growth Fund	Small Cap Growth Fund Class Past One Year	Small Cap Growth Fund Class Past Five Years	Small Cap Growth Fund Class Past Ten Years	Small Cap Growth Fund Class Return after taxes on distributions Past One Year	Small Cap Growth Fund Class Return after taxes on distributions Past Five Years	Small Cap Growth Fund Class Return after taxes on distributions Past Ten Years	Small Cap Growth Fund Class Return after taxes on distributions and sales of shares Past One Year	Small Cap Growth Fund Class Return after taxes on distributions and sales of shares Past Five Years	Small Cap Growth Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years
Total				43.31%	16.28%	12.32%	37.25%	13.69%	10.28%	34.63%	16.36%	13.48%	28.75%	12.49%	9.60%